RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)		1 Months Ended	12 Months Ended
	Oct. 06, 2016	Oct. 17, 2016	Dec. 31, 2017	Mar. 31, 2018	Dec. 31, 2016	Dec. 31, 2015
Convertible promissory notes amount			$ 1,551,488	$ 3,290,450
Loan payable
Wayne Nasby [Member]
Convertible promissory notes amount						$ 94,312
Converted principal and unpaid accrued interest, amount	$ 48,241	$ 48,284
Converted principal and unpaid accrued interest, shares	12,060	12,071
Robert Davidson [Member]
Convertible promissory notes amount						100,150
Accounts payable			7,931		$ 10,992
Converted principal and unpaid accrued interest, amount	$ 38,415	$ 38,449
Converted principal and unpaid accrued interest, shares	9,604	9,612
Mark Udell [Member]
Accounts payable			13,716
Jonathan Turman [Member]
Convertible promissory notes amount						51,500
Converted principal and unpaid accrued interest, amount	$ 26,343	$ 26,366
Converted principal and unpaid accrued interest, shares	6,586	6,591
Edward Maliski [Member]
Convertible promissory notes amount						$ 77,250
Converted principal and unpaid accrued interest, amount	$ 39,514	$ 39,549
Converted principal and unpaid accrued interest, shares	9,878	9,887
Convertible Promissory Notes One [Member] | October 31, 2014 to February 2, 2015 [Member] | Ronick 1 [Member]
Converted principal and unpaid accrued interest, amount	$ 35,290
Converted principal and unpaid accrued interest, shares	8,822
Convertible Promissory Notes One [Member] | October 31, 2014 to February 2, 2015 [Member] | Ronick [Member]
Convertible promissory notes amount			$ 89,000
Convertible promissory notes due date			Feb. 25, 2016
Convertible promissory notes interest rate			3.00%
Accrued interest convertible into common stock price per share			$ 4.00
Converted principal and unpaid accrued interest, amount	$ 35,260
Converted principal and unpaid accrued interest, shares	8,815